OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Current and non-current balances (Details) - CLP ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current and non-current balances
Current	$ 30,490,640	$ 28,170,013
Non-current portion of non-current bonds issued	1,012,062,996	961,723,115
CMF Registration N254 06.13.2001 Series B
Current and non-current balances
Current nominal amount	$ 507,481
Nominal interest rate	6.50%
Current	$ 12,894,275	11,660,222
Non-current portion of non-current bonds issued	6,704,249	18,669,905
CMF Registration N641 08.23.2010 Series C
Current and non-current balances
Current nominal amount	$ 954,545
Nominal interest rate	4.00%
Current	$ 5,783,306	5,612,839
Non-current portion of non-current bonds issued	31,431,838	35,117,116
CMF Registration N760 08.20.2013 Series D
Current and non-current balances
Current nominal amount	$ 4,000,000
Nominal interest rate	3.80%
Current	$ 2,153,282	2,062,069
Non-current portion of non-current bonds issued	153,666,760	147,157,440
CMF Registration N760 04.02.2014 Series E
Current and non-current balances
Current nominal amount	$ 3,000,000
Nominal interest rate	3.75%
Current	$ 1,427,299	1,366,861
Non-current portion of non-current bonds issued	115,250,115	110,368,102
CMF Registration N912 10.10.2018 Series F
Current and non-current balances
Current nominal amount	$ 5,700,000
Nominal interest rate	2.83%
Current	$ 1,604,933	1,536,949
Non-current portion of non-current bonds issued	218,975,133	209,699,352
Bonds USA 2050
Current and non-current balances
Current nominal amount	$ 300,000,000
Nominal interest rate	3.95%
Current	$ 5,215,223	4,590,627
Non-current portion of non-current bonds issued	298,938,000	263,136,000
Swiss Bonds 2024
Current and non-current balances
Current nominal amount	$ 170,000,000
Nominal interest rate	2.71%
Current	$ 1,412,322	1,340,446
Non-current portion of non-current bonds issued	$ 187,096,901	$ 177,575,200